Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Finance Cost [abstract]
Costs related to undrawn credit facilities	$ 1,272	$ 1,297	$ 2,589	$ 2,639
Interest expense—lease liabilities	36	24	53	50
Letters of guarantee	44	68	89	122
Total finance costs	$ 1,352	$ 1,389	$ 2,731	$ 2,811